Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document type	20-F
Document registration statement	false
Document annual report	true
Document transition report	false
Document shell company report	false
Current fiscal year end date	--12-31
Document period end date	Dec. 31, 2020
Entity file number	1-14846
Entity registrant name	AngloGold Ashanti Limited
Entity incorporation, state or country code	T3
Entity address, address line one	76 Rahima Moosa Street
Entity address, address line two	Newtown
Entity address, city or town	Johannesburg
Entity address, postal zip code	2001
Entity address, country	ZA
Entity well-known seasoned issuer	Yes
Entity voluntary filers	No
Entity current reporting status	Yes
Entity interactive data current	Yes
Entity filer category	Large Accelerated Filer
Entity emerging growth company	false
ICFR auditor attestation flag	true
Document accounting standard	International Financial Reporting Standards
Entity shell company	false
Amendment flag	false
Document fiscal year focus	2020
Document fiscal period focus	FY
Entity central index key	0001067428
Ordinary shares
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	416,890,087
A Redeemable Preference Shares of 50 ZAR cents each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	2,000,000
B Redeemable Preference Shares of 1 ZAR cent each
Document Information [Line Items]
Entity common stock, shares outstanding (in shares)	778,896
New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	Ordinary Shares
Trading symbol	AU
Security exchange name	NYSE
American Depositary Shares | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	American Depositary Shares
Trading symbol	AU
Security exchange name	NYSE
5.125% Notes due 2022 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	5.125% Notes due 2022
Trading symbol	AU/22
Security exchange name	NYSE
3.75% Notes due 2030 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	3.75% Notes due 2030
Trading symbol	AU/30
Security exchange name	NYSE
6.50% Notes due 2040 | New York Stock Exchange
Document Information [Line Items]
Title of 12(b) security	6.50% Notes due 2040
Trading symbol	AU/40
Security exchange name	NYSE
Business contact
Document Information [Line Items]
Entity address, address line one	76 Rahima Moosa Street
Entity address, address line two	Newtown
Entity address, city or town	Johannesburg
Entity address, postal zip code	2001
Entity address, country	ZA
Contact personnel name	Kandimathie Christine Ramon
City area code	+27
Local phone number	116376019
Contact personnel email address	cramon@anglogoldashanti.com